Expense Example, No Redemption - FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-AMCIZComboPRO - FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-AMCIZComboPRO - Fidelity Sustainable Emerging Markets Equity Fund
Dec. 30, 2024 USD ($)
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class M
Expense Example, No Redemption:
1 Year	$ 523
3 Years	1,427
5 Years	2,443
10 Years	4,977
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class C
Expense Example, No Redemption:
1 Year	229
3 Years	1,260
5 Years	2,394
10 Years	5,046
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class I
Expense Example, No Redemption:
1 Year	128
3 Years	970
5 Years	1,937
10 Years	4,394
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class Z
Expense Example, No Redemption:
1 Year	113
3 Years	939
5 Years	1,895
10 Years	4,329
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class A
Expense Example, No Redemption:
1 Year	720
3 Years	1,569
5 Years	2,534
10 Years	$ 4,956